UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21218

 NAME OF REGISTRANT:                     Eaton Vance Insured New York
                                         Municipal Bond Fund II



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2008 - 06/30/2009


Eaton Vance Insured New York Municipal Bond Fund II
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 During the period, the Fund held no securities which required a proxy vote.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Insured New York Municipal Bond Fund II
By (Signature)       /s/ Cynthia J. Clemson
Name                 Cynthia J. Clemson
Title                President
Date                 08/24/2009